UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

40 Grove Street
Wellesley Square, MA 02482
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
40 Grove Street
Wellesley Square, MA 02482
(Name and address of agent for service)

800-287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

	Schedule of Investments
	September 30, 2012 (Unaudited)
	EntrepreneurShares Global Fund

Shares		Value
	COMMON STOCKS - 85.22%
	Administrative and Support Services - 2.96%
933	Expedia, Inc.	$53,965
4,100	Flight Centre Ltd. (a)	100,327
2,478	The Geo Group, Inc. (b)	68,566
3,000	Liquidity Services, Inc. (b)	150,630
930	Mantech International Corp.	22,320
1,299	Portfolio Recovery Associates, Inc. (b)	135,654
933	TripAdvisor, Inc. (a)(b)	30,724
		562,186

	Advertising Agencies - 0.60%
5,000	JCDecaux SA (a)	113,470
	Ambulatory Health Care Services - 3.99%
1,350	BioMerieux SA (a)	125,306
77,000	China Shineway Pharmaceutical Group Ltd. (a)	110,822
2,500	Cochlear Ltd. (a)	174,137
750	Coloplast A/S (a)	156,166
6,300	Galapagos NV (a)(b)	132,205
778	MEDNAX, Inc. (b)	57,922
		756,558

	Amusement, Gambling, and Recreation Industries - 0.80%
1,998	Las Vegas Sands Corp.	92,647
518	Wynn Resorts Ltd.	59,798
		152,445

	Apparel Manufacturing - 2.05%
2,970	Guess?, Inc.	75,497
1,000	Lululemon Athletica, Inc. (b)	73,940
36,000	Ports Design Ltd. (a)	27,810
2,688	Under Armour, Inc. (b)	150,071
2,198	Zumiez, Inc. (b)	60,951
		388,269

	Broadcasting (except Internet) - 1.20%
25,000	CTC Media, Inc. (a)	227,750
	Building Material and Garden Equipment and Supplies Dealers - 2.67%
100,000	DMCI Holdings, Inc. (a)	139,159
10,000	SM Investments Corp. (a)	174,997
9,525	Titan Machinery, Inc. (b)	193,167
		507,323

	Chemical Manufacturing - 6.37%
1,656	Alexion Pharmaceuticals, Inc. (b)	189,446
3,183	Inter Parfums, Inc. (a)	58,249
3,000	Jazz Pharmaceuticals Plc (b)	171,030
4,558	LSB Industries, Inc. (b)	199,959
3,354	Medicis Pharmaceutical Corp.	145,128
4,105	Optimer Pharmaceuticals, Inc. (b)	57,963
528	Regeneron Pharmaceuticals, Inc. (b)	80,605
6,200	Rigel Pharmaceuticals, Inc. (b)	63,550

3,952	Seattle Genetics, Inc. (b)	106,506
3,525	Theravance, Inc. (b)	91,333
788	United Therapeutics Corp. (b)	44,033
		1,207,802

	Clothing and Clothing Accessories Stores - 1.89%
1,026	Blue Nile, Inc. (b)	38,054
2,830	The Finish Line, Inc.	64,354
800	LVMH Moet Hennessy Louis Vuitton SA (a)	120,281
3,916	The Men's Wearhouse, Inc.	134,828
		357,517

	Computer and Electronic Product Manufacturing - 8.76%
9,000	Axis Communications AB (a)	223,328
1,327	Cabot Microelectronics Corp. (a)	46,631
639	CSR PLC - ADR	12,953
3,578	Cypress Semiconductor Corp.	38,356
4,159	IPG Photonics Corp. (b)	238,311
5,702	Ituran Location and Control Ltd. (a)	66,485
5,370	IXYS Corp. (a)(b)	53,270
2,073	Microchip Technology, Inc.	67,870
5,000	Mindray Medical International Ltd. - ADR	168,050
1,910	National Instruments Corp.	48,075
1,000	Nidec Corp. (a)	73,168
8,000	Parrot SA (a)(b)	251,973
11,500	Spreadtrum Communications, Inc. - ADR	236,440
4,074	STEC, Inc. (b)	27,499
1,991	Stratasys, Inc. (b)	108,310
		1,660,719

	Credit Intermediation and Related Activities - 1.67%
5,084	Capital One Financial Corp.	289,839
318	Credit Acceptance Corp. (b)	27,192
		317,031

	Data Processing, Hosting and Related Services - 3.06%
11,762	Acme Packet, Inc. (b)	201,130
1,192	CoStar Group, Inc. (b)	97,196
4,690	ExlService Holdings, Inc. (b)	138,355
6,172	Riverbed Technology, Inc. (a)(b)	143,622
		580,303

	Educational Services - 0.22%
2,063	K12, Inc. (b)	41,673
	Electrical Equipment, Appliance, and Component Manufacturing - 1.86%
20,000	Alpha & Omega Semiconductor Ltd. (a)(b)	172,200
3,193	iRobot Corp. (b)	72,673
17,884	Taser International, Inc. (b)	107,840
		352,713

	Fabricated Metal Product Manufacturing - 0.35%
1,577	B/E Aerospace, Inc. (b)	66,392
	Food Manufacturing - 4.08%
150,000	Charoen Pokphand Foods PCL (a)	163,255
200,000	Golden Agri-Resources Ltd. (a)	107,562
2,664	The Hain Celestial Group, Inc. (b)	167,832
2,261	J&J Snack Foods Corp.	129,623
10,000	MHP SA - ADR (b)	145,500

22,500	Wilmar International Ltd. (a)	59,587
		773,359

	Food Services and Drinking Places - 3.08%
364	Chipotle Mexican Grill, Inc. (b)	115,585
545	Panera Bread Co. (b)	93,135
3,451	Papa John's International, Inc. (b)	184,318
1,659	Starbucks Corp.	84,194
6,280	Texas Roadhouse, Inc.	107,388
		584,620

	Funds, Trusts, and Other Financial Vehicles - 0.25%
4,499	PennantPark Investment Corp.	47,734
	Hospitals - 0.34%
1,410	IPC The Hospitalist Co., Inc. (b)	64,437
	Insurance Carriers and Related Activities - 1.48%
5,982	Meadowbrook Insurance Group, Inc.	46,002
1,020	Mercury General Corp.	39,423
2,923	Molina Healthcare, Inc. (b)	73,513
2,333	National Interstate Corp.	60,191
1,265	The Navigators Group, Inc. (b)	62,270
		281,399

	Machinery Manufacturing - 1.37%
13,000	Fabrinet (a)(b)	150,670
5,696	II-VI, Inc. (b)	108,338
		259,008

	Medical Equipment and Supplies Manufacturing - 1.69%
12,000	Renishaw PLC (a)	320,313
	Miscellaneous Manufacturing - 1.35%
1,441	ICU Medical, Inc. (b)	87,152
259	Intuitive Surgical, Inc. (b)	128,368
2,847	JAKKS Pacific, Inc.	41,481
		257,001

	Motion Picture and Sound Recording Industries - 0.15%
535	Netflix, Inc. (b)	29,125
	Motor Vehicle and Parts Dealers - 0.57%
5,702	Sonic Automotive, Inc.	108,224
	Nonstore Retailers - 1.54%
3,147	eBay, Inc. (a)(b)	152,346
3,318	Sohu.com, Inc. (a)(b)	139,655
		292,001

	Oil and Gas Extraction - 0.25%
954	Contango Oil & Gas Co. (b)	46,879
	Other Information Services - 2.19%
207	Google, Inc. (b)	156,181
11,024	Travelzoo, Inc. (b)	259,836
		416,017

	Personal and Laundry Services - 1.20%
6,000	Natura Cosmeticos SA (a)	162,486
4,780	Service Corp. International	64,339
		226,825

	Pipeline Transportation - 0.22%
1,239	Copano Energy LLC	40,862
	Primary Metal Manufacturing - 4.18%
10,000	Antofagasta PLC (a)	203,788
25,000	Cia Siderurgica Nacional SA (a)	141,448
27,000	Eurasian Natural Resources Corp. PLC (a)	134,593
66,000	Indorama Ventures PCL (a)	61,647
30,000	MMX Mineracao e Metalicos SA (a)(b)	73,844
7,500	Novolipetsk Steel OJSC (b)	148,500
2,597	Steel Dynamics, Inc.	29,164
		792,984

	Professional, Scientific, and Technical Services - 8.51%
2,986	comScore, Inc. (b)	45,536
12,000	iGATE Corp. (a)(b)	218,040
3,328	Netscout Systems, Inc. (b)	84,897
1,900	PAREXEL International Corp. (a)(b)	58,444
15,000	Park24 Co. Ltd. (a)	245,643
27,000	Seek Ltd. (a)	191,289
1,141	Solera Holdings, Inc. (a)	50,056
3,105	Sourcefire, Inc. (b)	152,238
3,888	SYKES Enterprises, Inc. (b)	52,255
2,447	Synchronoss Technologies, Inc. (b)	56,036
1,111	Syntel, Inc.	69,337
1,708	VeriSign, Inc. (a)(b)	83,163
4,468	Virtusa Corp. (b)	79,396
5,084	VistaPrint NV (a)(b)	173,619
2,727	Vocus, Inc. (a)(b)	54,704
		1,614,653

	Publishing Industries (except Internet) - 1.73%
1,041	Concur Technologies, Inc. (b)	76,753
975	Opnet Technologies, Inc.	33,218
1,971	Synopsys, Inc. (a)(b)	65,083
1,493	Ultimate Software Group, Inc. (b)	152,435
		327,489

	Real Estate - 2.42%
25,000	Africa Israel Investment Ltd. (a)(b)	44,781
16,000	Direcional Engenharia SA (a)	86,422
50,000	Hopewell Holdings Ltd. (a)	172,813
26,000	MRV Engenharia e Participacoes SA (a)	154,031
		458,047

	Retail Trade - 2.27%
1,200	Inditex SA (a)	149,009
1,650	MercadoLibre, Inc. (a)	136,208
15,000	SuperGroup PLC (a)(b)	144,727
		429,944

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.39%
1,970	The Charles Schwab Corp.	25,196
3,411	Cohen & Steers, Inc.	101,034
1,628	Evercore Partners, Inc. (a)	43,956
1,698	Federated Investors, Inc.	35,132
4,396	Hercules Technology Growth Capital, Inc.	48,400
3,500	Lundbergforetagen AB (a)	121,217
950	Morningstar, Inc.	59,508
750	Partners Group Holding AG (a)	156,061

1,358	Westwood Holdings Group, Inc.	52,975
		643,479

	Specialty Retail - 1.00%
76,000	Chow Sang Sang Holdings International Ltd. (a)	189,166
	Support Activities for Mining - 1.37%
13,819	W&T Offshore, Inc.	259,521
	Telecommunications - 0.54%
2,581	Oplink Communications, Inc. (a)(b)	42,690
22,200	QSC AG (a)	60,308
		102,998

	Transportation Equipment Manufacturing - 0.40%
2,592	Tesla Motors, Inc. (b)	75,894
	Utilities - 0.33%
818	ITC Holdings Corp.	61,824
	Waste Management and Remediation Services - 0.42%
1,636	Clean Harbors, Inc. (b)	79,919
	Water Transportation - 0.45%
2,322	Hornbeck Offshore Services, Inc. (b)	85,101
	TOTAL COMMON STOCKS (Cost $15,110,924)	16,160,974

	CLOSED-ENDED MUTUAL FUNDS - 0.26%
	Funds, Trusts, and Other Financial Vehicles - 0.26%
2,890	Ares Capital Corp.	49,534
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $48,057)	49,534

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.60%
	Real Estate - 0.60%
2,156	DuPont Fabros Technology, Inc.	54,439
1,037	Equity Residential	59,659
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $101,128)	114,098

	SHORT TERM INVESTMENTS - 13.98%
	Money Market Funds - 13.98%
2,650,636	First American Treasury Obligations Fund - Class Z, 0.01% (c)	2,650,636
	TOTAL SHORT TERM INVESTMENTS (Cost $2,650,636)	2,650,636

	Total Investments (Cost $17,910,745) - 100.06%	18,975,242
	Liabilities in Excess of Other Assets - (0.06)%	(11,434)
	TOTAL NET ASSETS - 100.00%	$18,963,808

	Percentage are stated as a percent of net assets.
	ADR - American Depository Receipt
	(a) Foreign
	(b) Non-income producing security.
	(c) Variable rate security. The rate listed is as of September 30, 2012.

	The accompanying footnotes are an integral part of the Financial Statements.

1) Fair Valuation Pricing Inputs (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follow:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 -	Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3 -	Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-ended mutual funds, and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.  The table below is a summary of inputs used to value the Fund's investments as of September 30, 2012.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$16,160,974	$16,160,974	$-	$-
Total Real Estate Investment Trusts*	114,098	114,098	-	-
Total Closed-Ended Mutual Funds*	49,534	49,534	-	-
Total Money Market Funds	2,650,636	2,650,636	-	-
Total Investments	$18,975,242	$18,975,242	$-	$-

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended September 30, 2012. There were no transfers of securities between levels during the period ended September 30, 2012. Transfers between levels are recognized at the end of the reporting period.

The Fund did not hold any derivative instruments during the reporting period.

2) Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows**:

Cost of investments	$17,910,745
Gross unrealized appreciation	3,029,527
Gross unrealized depreciation	(1,965,030)
Net unrealized appreciation	$1,064,497

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous years federal income tax information, please refer to the Notes to the Financial
Statements section of the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title)  /s/ Joel M. Shulman
                                            Dr. Joel M. Shulman, President

Date  November 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joel M. Shulman
                                               Dr. Joel M. Shulman, President

Date  November 14, 2012

By (Signature and Title)*  /s/ David Cragg
                                                               David Cragg, Treasurer

Date  November 14, 2012

* Print the name and title of each signing officer under his or her signature.